Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 5,267	$ 3,217	$ 18,409
Marketable securities			3,260
Accounts and other receivables	2,202	1,865	140
Prepaid expenses and other current assets	675	1,552	1,912
Total current assets	8,144	6,634	23,721
Property and equipment, net	1,079	1,471	1,753
Operating lease right-of-use assets	1,357	1,537
Restricted cash	186	338	710
Other long-term assets	438	527	562
Total assets	11,204	10,507	26,746
Liabilities and stockholders' deficit
Accounts payable and accrued expenses	4,347	4,911	8,342
Current portion of convertible notes	65,920		3,333
Current portion of capital lease obligation			214
Current portion of operating lease liabilities	318	284
Other current liabilities	213	236	115
Total current liabilities	70,798	5,431	12,004
Convertible notes, less current portion, net		77,343	78,105
Derivative and warrant liability	184	120	2,118
Capital lease obligation, less current portion			396
Operating lease liabilities, less current portion	1,673	1,901
Other long-term liabilities	95	168	689
Loans payable	781
Total liabilities	73,531	84,963	93,312
Commitments and contingencies
Stockholders’ deficit:
Common stock, value	7	4	3
Additional paid-in capital	191,284	171,254	154,623
Accumulated deficit	(253,618)	(245,714)	(221,192)
Total stockholders' deficit	(62,327)	(74,456)	(66,566)
Total liabilities and stockholders' deficit	11,204	10,507	26,746
Series A Convertible Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock
Series B-1 Convertible Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock
Series B-2 Convertible Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock
Undesignated Preferred Stock [Member]
Stockholders’ deficit:
Preferred stock